Restatement of Previously Issued Financial Statements - Schedule of Financial Statements of Income Statement (Detail) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of operations
Weighted average shares outstanding of Class A and Class B non-redeemablecommon stock	11,594,532			9,705,383						10,313,350	8,514,858	8,449,924
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	$ (1.22)			$ (0.87)						$ (4.99)	$ (14.99)	$ (0.47)
Apex Technology Acquisition Corp [Member]
Statement of operations
Weighted average shares outstanding of Class A and Class B non-redeemablecommon stock	35,000,000			35,000,000					35,000,000	35,000,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	$ 0.00			$ 0.03					$ 0.03	$ 0.03
Apex Technology Acquisition Corp [Member] | As Previously Reported [Member]
Statement of operations
Net income (loss)		$ (176,329)	$ (155,240)	$ 815,685	$ 29,595	$ 660,445	$ 28,595	$ 484,116	$ 900,810	$ (4,251,085)
Weighted average shares outstanding of Class A and Class B non-redeemablecommon stock		9,560,000	9,560,000	9,560,000	8,855,652	9,560,000	8,804,607	9,560,000	9,062,000	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock		$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ (0.04)	$ 0.00	$ (0.06)	$ (0.03)	$ (0.56)
Apex Technology Acquisition Corp [Member] | Adjustments [Member]
Statement of operations
Net income (loss)		$ (14,225,950)	$ (9,916,600)	$ 4,294,000	$ (817,293)	$ (9,916,600)	$ (817,293)	$ (14,225,950)	$ 2,064,558	$ (56,471,950)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock		$ (1.49)	$ (1.04)	$ 0.45	$ (0.10)	$ (1.04)	$ (0.10)	$ (1.49)	$ 0.23	$ (5.90)
Apex Technology Acquisition Corp [Member] | As Restated [Member]
Statement of operations
Net income (loss)		$ (14,402,279)	$ (10,071,840)	$ 5,109,685	$ (787,698)	$ (9,256,155)	$ (788,698)	$ (13,741,834)	$ 2,965,368	$ (60,723,035)
Weighted average shares outstanding of Class A and Class B non-redeemablecommon stock		9,560,000	9,560,000	9,560,000	8,855,652	9,560,000	8,804,607	9,560,000	9,062,000	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock		$ (1.51)	$ (1.06)	$ 0.43	$ (0.10)	$ (1.08)	$ (0.10)	$ (1.55)	$ 0.20	$ (6.46)